UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Stock Selector All Cap Fund

December 31, 2018

FSS-QTLY-0219
1.813022.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Communication Services Central Fund (a)	4,266,468	$718,004
Fidelity Consumer Discretionary Central Fund (a)	2,953,494	839,944
Fidelity Consumer Staples Central Fund (a)	3,423,518	569,502
Fidelity Energy Central Fund (a)	4,297,608	409,132
Fidelity Financials Central Fund (a)	16,243,722	1,409,305
Fidelity Health Care Central Fund (a)	3,463,636	1,337,899
Fidelity Industrials Central Fund (a)	3,255,190	756,311
Fidelity Information Technology Central Fund (a)	5,774,320	1,799,509
Fidelity Materials Central Fund (a)	1,166,907	211,164
Fidelity Utilities Central Fund (a)	1,624,904	276,477
TOTAL EQUITY CENTRAL FUNDS
(Cost $8,569,775)		8,327,247

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund, 2.42% (b)
(Cost $1,411)	1,410,338	1,411
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,571,186)		8,328,658
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,554)
NET ASSETS - 100%		$8,324,104

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7
Fidelity Communication Services Central Fund	2,570
Fidelity Consumer Discretionary Central Fund	33,133
Fidelity Consumer Staples Central Fund	54,918
Fidelity Energy Central Fund	3,054
Fidelity Financials Central Fund	83,178
Fidelity Health Care Central Fund	78,017
Fidelity Industrials Central Fund	42,217
Fidelity Information Technology Central Fund	357,988
Fidelity Materials Central Fund	18,803
Fidelity Utilities Central Fund	24,455
Total	$698,340

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$192,092	$607,445	$13,543	$(433)	$(67,557)	$718,004	51.3%
Fidelity Consumer Discretionary Central Fund	1,178,469	51,920	187,832	6,306	(208,919)	839,944	43.5%
Fidelity Consumer Staples Central Fund	652,902	75,270	38,433	(2,562)	(117,675)	569,502	50.2%
Fidelity Energy Central Fund	604,802	16,146	30,237	(4,346)	(177,233)	409,132	48.5%
Fidelity Financials Central Fund	1,664,788	123,031	91,045	(5,932)	(281,537)	1,409,305	46.0%
Fidelity Health Care Central Fund	1,636,563	111,685	91,268	7,519	(326,600)	1,337,899	49.2%
Fidelity Industrials Central Fund	1,044,555	61,829	104,402	(4,034)	(241,637)	756,311	47.2%
Fidelity Information Technology Central Fund	2,858,637	442,363	546,745	(40,088)	(914,658)	1,799,509	48.0%
Fidelity Materials Central Fund	265,666	24,274	17,402	(3,541)	(57,833)	211,164	46.7%
Fidelity Utilities Central Fund	291,688	32,189	17,171	913	(31,142)	276,477	46.9%
Total	$10,390,162	$1,546,152	$1,138,078	$(46,198)	$(2,424,791)	$8,327,247

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019